Goodwill - Summary of Goodwill by the Cash-Generating Unit or Group of Cash-Generating Units (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	$ 915,044,725	$ 887,257,655
Business combinations		24,196,282
Transfer Fusion by absortion	0
Foreign currency exchange difference	2,308,249	3,590,788
Closing balance	917,352,974	915,044,725
Empresa Electrica de Colina Ltda. [Member] | Empresa Electrica de Colina Ltda. [Member]
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	2,240,478	2,240,478
Transfer Fusion by absortion	0
Foreign currency exchange difference	0	0
Closing balance	2,240,478	2,240,478
Enel Distribucion Chile S.A. [Member] | Enel Distribucion Chile [Member]
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	128,374,362	128,374,362
Transfer Fusion by absortion	0
Foreign currency exchange difference	0	0
Closing balance	128,374,362	128,374,362
Enel Generación Chile S.A. [Member] | Enel Generacion Chile [Member]
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	731,782,459	731,782,459
Transfer Fusion by absortion	24,860,356
Foreign currency exchange difference	0	0
Closing balance	756,642,815	731,782,459
GasAtacama Chile [Member] | Enel Generacion Chile [Member]
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	24,860,356	24,860,356
Transfer Fusion by absortion	(24,860,356)
Foreign currency exchange difference	0	0
Closing balance	0	24,860,356
Enel Chile S.A [Member] | Empresa Electrica Panguipulli S .A. [Member]
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	20,146,823
Business combinations		17,543,347
Transfer Fusion by absortion	0
Foreign currency exchange difference	1,673,580	2,603,476
Closing balance	21,820,403	20,146,823
Enel Green Power Chile Ltda. [Member] | Geotérmica del Norte [Member]
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	75,646
Business combinations		65,871
Transfer Fusion by absortion	0
Foreign currency exchange difference	6,284	9,775
Closing balance	81,930	75,646
Enel Green Power Chile Ltda. [Member] | Parque Eolico Talinay Oriente S.A. [Member]
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	7,564,601
Business combinations		6,587,064
Transfer Fusion by absortion	0
Foreign currency exchange difference	628,385	977,537
Closing balance	$ 8,192,986	$ 7,564,601